Related Parties - Reinsurance Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Reinsurance recoverables	$ 30,800
Total derivatives with related parties | Reinsurance Transactions
Related Party Transaction [Line Items]
Reinsurance recoverables	70	$ 167
Reinsurance payable	32	7
Ceded premiums	$ 41	$ 42	$ 33